Capital Stock, Stock Awards, and Stock Options (Earnings Per Share) (Details 5) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Earnings Per Share, Basic and Diluted, Including Two Class Method [Line Items]
Income (loss) from continuing operations attributable to Graham Holdings Company common stockholders									$ 302,044	$ 168,590	$ (143,456)
Less: Dividends paid–common stock outstanding and unvested restricted shares									(28,329)	(27,325)	(53,090)
Undistributed earnings (losses)									$ 273,715	$ 141,265	$ (196,546)
Percent allocated to common stockholders (1)									99.06%	98.79%	100.00%	[1]
Undistributed earnings (losses) allocated to common stockholders									$ 271,150	$ 139,562	$ (196,546)
Add: Dividends paid–common stock outstanding									28,060	26,962	52,050
Numerator for basic earnings (loss) per share									299,210	166,524	(144,496)
Add: Additional undistributed earnings due to dilutive stock options									17	9	0
Numerator for diluted earnings (loss) per share									$ 299,227	$ 166,533	$ (144,496)
Denominator for basic earnings (loss) per share (shares)	5,473	5,518	5,539	5,535	5,527	5,544	5,544	5,623	5,516	5,559	5,727
Denominator for diluted earnings (loss) per share (shares)									5,552	5,589	5,727
Income Per Share From Continuing Operations To Common Stockholders [Abstract]
Basic income (loss) per common share from continuing operations in dollars per share									$ 54.24	$ 29.95	$ (25.23)
Diluted income (loss) per common share from continuing operations in dollars per share									$ 53.89	$ 29.80	$ (25.23)
Employee Stock Option [Member]
Schedule of Earnings Per Share, Basic and Diluted, Including Two Class Method [Line Items]
Add: Effect of dilutive stock options (shares)									36	30	0

[1]	Percent of undistributed losses allocated to common stockholders is 100% in 2015 as participating securities are not contractually obligated to share in losses.